Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	43 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	3.61%			2.42%		2.63%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	6.92%			2.64%		2.35%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(3.91%)			(2.48%)		1.09%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	(0.92%)			(2.27%)		0.82%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(7.32%)	(0.72%)
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	8.76%			3.42%		3.14%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	7.92%			2.64%		2.35%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	9.01%			3.68%		3.40%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	0.86%			(1.53%)		1.58%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	0.07%			(2.27%)		0.82%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	1.11%			(1.28%)		1.83%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	(1.28%)			4.54%	5.77%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	(2.68%)	1.15%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	(2.37%)		(6.45%)
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	19.19%			11.70%		10.52%
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Total Return Index
Average Annual Return, Percent	10.46%			4.07%		6.22%
Dow Jones Brookfield Global Infrastructure Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index TR
Average Annual Return, Percent	11.26%			4.11%		4.29%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	19.19%			11.70%		10.52%
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Total Return Index
Average Annual Return, Percent	10.46%			4.07%		6.22%
Dow Jones Brookfield Global Infrastructure Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index TR
Average Annual Return, Percent	11.26%			4.11%		4.29%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	19.19%			11.70%		10.52%
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Total Return Index
Average Annual Return, Percent	10.46%			4.07%		6.22%
Dow Jones Brookfield Global Infrastructure Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index TR
Average Annual Return, Percent	11.26%			4.11%		4.29%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	19.19%			11.70%		10.52%
FTSE EPRA Nareit Developed Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
Average Annual Return, Percent	0.94%			(1.00%)		2.23%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	19.19%			11.70%		10.52%
FTSE EPRA Nareit Developed Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
Average Annual Return, Percent	0.94%			(1.00%)		2.23%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	19.19%			11.70%		10.52%
FTSE EPRA Nareit Developed Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
Average Annual Return, Percent	0.94%			(1.00%)		2.23%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	19.19%			11.70%	13.10%
MSCI Emerging Markets Net Total Return (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Total Return (USD) Index
Average Annual Return, Percent	7.50%	5.35%
MSCI Emerging Markets Net Total Return (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Total Return (USD) Index
Average Annual Return, Percent	7.50%		(4.36%)